Schedule of exchange variation - Braskem Idesa (Details) - Braskem Idesa R$ in Thousands, $ in Thousands, $ in Thousands	Sep. 30, 2021 USD ($) Number	Sep. 30, 2021 BRL (R$) Number	Sep. 30, 2021 MXN ($) Number
IfrsStatementLineItems [Line Items]
Gross nominal value | R$		R$ 368,433
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Total nominal value	$ 222,797
Mexico, Pesos
IfrsStatementLineItems [Line Items]
Total nominal value			$ 1,440,007
First Quarter [Member]
IfrsStatementLineItems [Line Items]
Conversion rate at inception | Number	13.6534	13.6534	13.6534
Closing rate | Number	19.9798	19.9798	19.9798
Gross nominal value | R$		R$ 117,985
First Quarter [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Total nominal value	$ 69,855
First Quarter [Member] | Mexico, Pesos
IfrsStatementLineItems [Line Items]
Total nominal value			$ 441,931
Second Quarter [Member]
IfrsStatementLineItems [Line Items]
Conversion rate at inception | Number	13.6515	13.6515	13.6515
Closing rate | Number	20.5309	20.5309	20.5309
Gross nominal value | R$		R$ 125,812
Second Quarter [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Total nominal value	$ 75,848
Second Quarter [Member] | Mexico, Pesos
IfrsStatementLineItems [Line Items]
Total nominal value			$ 521,789
Third Quarter [Member]
IfrsStatementLineItems [Line Items]
Conversion rate at inception | Number	13.6518	13.6518	13.6518
Closing rate | Number	19.8298	19.8298	19.8298
Gross nominal value | R$		R$ 124,636
Third Quarter [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Total nominal value	$ 77,094
Third Quarter [Member] | Mexico, Pesos
IfrsStatementLineItems [Line Items]
Total nominal value			$ 476,287